Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

NOTE 9. Debt

Long-term debt with Western Alliance Bank

On October 12, 2018, the Company entered into a Loan and Security Agreement with Western Alliance Bank whereby the Company received gross proceeds of $10.0 million under a long-term debt agreement (the “Loan”). The Loan has a maturity date of October 1, 2022 and carries interest at the U.S. prime rate plus 1.25%. The loan has an interest-only period of 19 months, which could be extended by an additional 6 months if certain conditions are met, followed by an amortization period of 30 months, or 24 months if the interest-only period is extended.  As of December 31, 2018, the Company estimated that the interest-only period will be 19 months, followed by an amortization period of 30 month.

The Company paid a loan origination fee of $128,000 which was recorded as a debt discount and is being accreted over the term of the Loan. In addition, the Company is required to pay a fee of $350,000 upon certain change of control events.

Upon maturity or prepayment, the Company will be required to pay a 3% fee, or a 2% fee if the U.S. Food and Drug Administration accepts certain Investigational New Drug (“IND”) applications prior to maturity. Because acceptance of an IND is outside of the Company’s control, management estimated that the Company will be liable for a fee of 3% of the principal balance, or $300,000 upon repayment or maturity, and such fee is accreted to the debt balance using the effective interest method over the term of the Loan.

The Loan is collateralized by all of the assets of the Company, excluding intellectual property, which is subject to a negative pledge. The Loan contains customary conditions of borrowing, events of default and covenants, including covenants that restrict the Company’s ability to dispose of assets, merge with or acquire other entities, incur indebtedness and make distributions to holders of the Company’s capital stock. In addition, the Company is required to maintain at least 50% of its deposit and investment accounts, or $20 million, whichever is lower, with the Western Alliance Bank.

The Loan also includes covenants which include the Company’s (1) nomination of a clinical candidate by December 31, 2018, which the Company is in compliance with, and (2) submission of a clinical candidate for Investigational New Drug application (“IND”), made to the U.S. Food and Drug Administration by December 31, 2019 and have it approved by January 31, 2020, provided that, if the Company has received net cash proceeds from sale, on or after October 12, 2018, of the Company’s equity securities in an amount of not less than $15,000,000, then the IND submission date shall be extended to May 31, 2020 and the approval date shall be extended to June 30, 2020.

Should an event of default occur, including the occurrence of a material adverse effect, the Company could be liable for immediate repayment of all obligations under the Loan. As of December 31, 2018, the Company is in compliance with all covenants and conditions of the Loan.

As of December 31, 2018, the outstanding long-term debt balance was $9.9 milllion, inclusive of $28,000 of accretion of the final payment and net of the unamortized debt discount of $117,000.

Principal payments, including the final payment due at repayment, on the long-term debt are as follows as of December 31, 2018:

Year Ending December 31,
2019	$—
2020	2,666,667
2021	4,000,000
2021	3,633,333
Total	10,300,000

Convertible Promissory Notes

On November 15, 2017 and in connection with the merger, holders of all of the Company’s convertible promissory notes that were issued in the second quarter of 2017 converted $5,795,000 of principal value and $162,000 of accrued interest into 616,824 Ordinary Shares at an average conversion rate of $10.19 per share. Additionally, the Company recognized additional expense of $348,000 as a result of the beneficial conversion feature received by the noteholders upon settlement per terms of the amended note agreements, which was charged to finance expense included in the consolidated statements of operations and comprehensive loss.

The Company recognized interest expense related to its long-term debt of $186,000 and $150,000 during the years ended December 31, 2018 and 2017, respectively.